Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.0%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		3,547	$ 3,648,929
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		8,501	8,673,649
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)		5,531	5,570,514
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,677,021
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		15,911	16,155,890
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,891,632
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,442	5,074,533
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,776,768
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	13,468,785
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,752,303
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,988,888
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,406	4,363,643
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)		8,815	8,493,115
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,687,853
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,127,883
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,409,213
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		10,825	10,788,469
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		5,331	5,253,588
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)		4,128	4,141,425
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,935	1,876,224
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		5,613	5,682,163
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		9,058	9,243,205
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		2,422	2,445,838
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,486	12,688,785
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,865	2,367,981
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,145	1,139,128
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		1,435	1,370,666
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	505	$ 488,301
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	13,475	13,506,173
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,584	3,554,919
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	5,203	5,215,280
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	11,167	11,167,000
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,661	1,401,074
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	478	471,448
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	34	33,384
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	216	216,021
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	1,963	1,966,879
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	5,129	5,246,164
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,344	1,263,871
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,227	3,817,550
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	470	418,450
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	394	346,675
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	962	817,959
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,199	984,063
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	64	62,023
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	12,402	12,292,657
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,576	8,969,653
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,061,123
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,388	2,315,774
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	6,762	6,880,377
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	10,409	10,372,469
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,302	2,246,213
Series 2021-B, Class B, 1.96%, 5/8/31(1)	617	602,753
Series 2021-C, Class A, 2.18%, 10/8/31(1)	17,532	17,130,833
Series 2025-A, Class A, 5.01%, 2/8/33(1)	1,751	1,750,473
Series 2025-A, Class B, 5.30%, 2/8/33(1)	4,687	4,683,863
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	6,148	6,167,901
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	180	178,643
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,157	1,126,757
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	56	55,760

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		3,038	$ 2,899,171
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		11,013	11,189,754
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		11,853	11,767,261
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		1,897	1,764,698
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,233	1,945,160
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		10,232	10,070,117
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		3,565	3,678,569
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		4,387	4,297,025
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		1,730	1,630,505
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		4,475	4,459,442
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		5,164	5,158,848
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)		1,554	1,425,425
Series 2021-B, Class A, 1.62%, 7/20/48(1)		7,712	6,424,601
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,749	2,397,749
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		773	606,337
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)		7,932	7,340,191
Series 2023-B, Class B, 5.60%, 8/22/50(1)		2,517	1,884,173
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		5,835	4,751,023
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		1,840	1,246,266
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,814	2,549,215
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		2,438	2,311,250
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		3,458	3,065,810
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		23,387	22,187,018
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		2,840	2,557,893
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		973	902,841
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)		131	131,410
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		2,188	2,050,599
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	10,845	12,854,616
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,830	10,175,333
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,726	3,592,108
Security	Principal Amount* (000's omitted)	Value
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,102	$ 4,586,462
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,763	1,645,754
Series 2020-A, Class C, 6.657%, 3/15/45(1)	377	362,356
Total Asset-Backed Securities (identified cost $471,351,886)		$ 462,479,554

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$6,874	$ 6,672,973
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(4)	7,172	7,437,267
Series 2024-2, Class A, 9.259%, 11/25/59(1)(4)	4,966	5,184,746
Series 2024-3, Class A, 8.745%, 1/25/60(1)(4)	5,188	5,399,086
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	2,492	2,518,493
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	3,638	3,703,097
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	727	735,706
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	15,661	15,671,688
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	9,810	9,793,767
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	10,800	10,813,944
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.57%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	2,905	3,357,878
Series 2021-DNA2, Class B1, 7.705%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	7,095	7,938,083
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	4,000	4,852,726
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	1,929	1,939,443
Series 2022-DNA4, Class B2, 14.555%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	9,638	10,954,537
Series 2022-HQA1, Class M1A, 6.405%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	428	431,217
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	9,264	9,927,510
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	16,874	17,398,219
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	7,953	8,182,838
Series 2020-R01, Class 1B1, 7.67%, (30-day SOFR Average + 3.364%), 1/25/40(1)(2)	3,000	3,092,427

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	$4,570	$ 4,698,198
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	10,132	10,621,529
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	1,647	1,697,805
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,963,712
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,083,946
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	3,982	3,975,984
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,526,527
Series 2023-149, Class S, 8.545%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,264	1,411,999
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,034,787
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,550,772
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,748	3,749,634
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,101	1,109,467
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	4,911	4,952,134
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	4,000	4,050,102
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	3,670	3,707,567
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	3,272	3,311,863
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.434%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	1,360	1,367,468
Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	7,480	7,591,708
Total Collateralized Mortgage Obligations (identified cost $199,062,533)		$204,410,847

Commercial Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$5,390	$ 5,060,327
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	9,685	8,183,473
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,805	3,372,167
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.804%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	4,875	4,888,066
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	9,995	10,010,627
Security	Principal Amount (000’s omitted)	Value
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$10,254	$ 10,216,963
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	7,028	6,998,078
Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	6,114	6,089,202
BX Trust, Series 2025-GW, Class D, (1 mo. SOFR + 2.75%), 7/15/42(1)(6)	7,165	7,203,175
CSMC Trust, Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	9,985	9,369,439
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	11,317	11,326,828
Series 2021-ESH, Class B, 5.807%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	5,045	5,050,125
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	11,050	11,066,432
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.764%, 3/25/29(4)	6,027	6,095,277
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(4)	3,537	3,444,172
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,853,905
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	5,279,760
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	1,896	1,855,649
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(4)	4,343	4,237,667
Series 2018-M4, Class A2, 3.159%, 3/25/28(4)	4,852	4,709,692
Series 2018-M13, Class A2, 3.868%, 9/25/30(4)	12,733	12,469,997
Series 2019-M22, Class A2, 2.522%, 8/25/29	10,599	9,968,075
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	12,625,405
Series 2023-M1S, Class A2, 4.649%, 4/25/33(4)	16,881	16,776,583
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	6,999	7,117,335
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	5,616	5,713,790
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	5,322	5,454,040
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.003%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	14,792	14,850,332
Series 2024-WOLF, Class A, 5.854%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	3,640	3,650,270
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	6,895	6,909,273
Series 2024-DPLO, Class C, 6.852%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	1,955	1,958,035
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.653%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	2,431	2,433,237

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	$3,913	$ 3,907,338
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	13,354	13,349,717
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	98,070
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	385	6,064
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	7,420	7,432,715
NYC Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	12,031	12,114,974
ORL Trust:
Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	13,396	13,411,764
Series 2024-GLKS, Class D, 7.103%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	4,757	4,760,784
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.703%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	10,331	10,330,921
TX Trust:
Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,740	4,717,763
Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	2,859	2,867,582
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(4)	5,687	6,029,065
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(4)	1,330	1,177,231
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	2,700	2,162,353
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(4)	7,825	7,859,522
Total Commercial Mortgage-Backed Securities (identified cost $325,231,031)		$318,463,259

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,198,350
Uber Technologies, Inc., 0.00%, 12/15/25	1,290	1,547,355
		$ 2,745,705
Consumer, Cyclical — 0.0%†
Ford Motor Co., 0.00%, 3/15/26	$875	$ 866,688
		$ 866,688
Consumer, Non-cyclical — 0.2%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$900	$ 850,542
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Exact Sciences Corp., 1.75%, 4/15/31(1)	$1,000	$ 919,792
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	1,250	1,316,406
Jazz Investments I Ltd., 3.125%, 9/15/30(1)	1,205	1,283,325
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,290,000
		$ 5,660,065
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(7)	$1,400	$ 1,340,498
		$ 1,340,498
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$1,354,450
Digital Realty Trust LP, 1.875%, 11/15/29(1)	1,065	1,122,404
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,245,000
		$3,721,854
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,236,950
Datadog, Inc., 0.00%, 12/1/29(1)(7)	1,230	1,181,415
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,252,732
Parsons Corp., 2.625%, 3/1/29	1,090	1,164,120
		$4,835,217
Total Convertible Bonds (identified cost $18,823,779)		$19,170,027

Corporate Bonds — 31.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	$5,100	$ 5,371,199
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,216	1,226,911
		$ 6,598,110
Communications — 0.8%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$6,025	$ 5,770,689
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	24,357	19,501,912
Zegona Finance PLC, 8.625%, 7/15/29(1)	3,510	3,753,928
		$ 29,026,529
Consumer, Cyclical — 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$3,667	$3,661,210
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	10,853	10,746,112
5.308%, 10/20/31(1)	3,095	3,046,811

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	$850	$ 848,058
4.75%, 10/20/28(1)	7,579	7,600,140
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	8,000	7,407,996
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,145	1,124,789
5.875%, 11/7/29	4,583	4,598,131
7.122%, 11/7/33	2,785	2,891,713
7.20%, 6/10/30	2,030	2,137,197
7.35%, 11/4/27	6,678	6,937,466
7.35%, 3/6/30	8,163	8,620,608
General Motors Financial Co., Inc.:
5.60%, 6/18/31	7,500	7,652,531
5.95%, 4/4/34	7,436	7,545,671
Lithia Motors, Inc., 3.875%, 6/1/29(1)	4,650	4,438,354
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	8,441	8,238,537
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	8,734	6,539,582
		$94,034,906
Consumer, Non-cyclical — 1.7%
Biogen, Inc., 6.45%, 5/15/55	$9,447	$9,735,141
Centene Corp.:
2.50%, 3/1/31	8,683	7,481,722
3.375%, 2/15/30	2,435	2,244,494
4.625%, 12/15/29	3,693	3,594,387
Conservation Fund, 3.474%, 12/15/29	3,965	3,745,736
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,841,123
Ford Foundation, 2.415%, 6/1/50(7)	6,560	3,839,947
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,016,511
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,876,777
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	16,129	15,237,945
President and Fellows of Harvard College, 3.619%, 10/1/37(7)	1,000	879,271
		$63,493,054
Energy — 0.7%
Occidental Petroleum Corp., 5.375%, 1/1/32	$7,900	$7,840,798
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	2,385	2,234,745
6.45%, 3/5/34(1)	3,485	3,490,604
6.95%, 3/5/54(1)	2,250	2,089,077
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	4,956,881
5.00%, 1/31/28(1)	7,310	7,240,516
		$27,852,621
Financial — 20.2%
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(8)	$2,059	$2,095,809
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	6,167	6,345,469
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$7,600	$ 7,867,254
Ally Financial, Inc.:
4.70% to 5/15/26(8)(9)	11,472	11,112,215
5.543% to 1/17/30, 1/17/31(8)	10,608	10,762,154
6.848% to 1/3/29, 1/3/30(8)	6,890	7,277,242
American Assets Trust LP, 3.375%, 2/1/31	876	784,900
American International Group, Inc.:
4.85%, 5/7/30	4,000	4,065,646
5.45%, 5/7/35	5,697	5,845,057
American National Group, Inc.:
5.75%, 10/1/29	4,566	4,677,999
6.00%, 7/15/35	1,086	1,092,905
6.144%, 6/13/32(1)	7,312	7,506,393
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,744,313
Antares Holdings LP:
6.35%, 10/23/29(1)(7)	2,137	2,159,850
6.50%, 2/8/29(1)	5,175	5,244,865
Apollo Debt Solutions BDC, 6.70%, 7/29/31	11,058	11,494,726
Athene Holding Ltd., 6.625%, 5/19/55	10,219	10,539,149
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(8)	1,200	1,193,366
5.294%, 8/18/27	2,800	2,847,775
9.625% to 11/21/28(8)(9)	4,000	4,425,868
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(8)	13,510	13,208,414
3.824% to 1/20/27, 1/20/28(8)	16,117	15,981,454
5.511% to 1/24/35, 1/24/36(8)	8,860	9,113,353
5.819% to 9/15/28, 9/15/29(8)	8,753	9,119,671
5.933% to 9/15/26, 9/15/27(8)	13,485	13,723,554
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(8)	13,055	13,876,956
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)	5,136	5,102,973
5.125% to 1/18/28, 1/18/33(1)(8)	3,686	3,544,939
7.625% to 2/11/30, 2/11/35(1)(8)	500	514,650
8.125% to 1/8/34, 1/8/39(1)(8)	9,539	9,866,369
Belrose Funding Trust II, 6.792%, 5/15/55(1)	9,189	9,400,922
Blue Owl Credit Income Corp., 6.60%, 9/15/29	7,575	7,796,219
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,459,991
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(8)	11,495	11,600,527
7.75% to 8/16/29(1)(8)(9)	13,925	14,680,779
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(8)	13,059	13,550,291
Broadstone Net Lease LLC, 2.60%, 9/15/31	3,193	2,715,867
Brookfield Asset Management Ltd., 5.795%, 4/24/35	19,406	19,920,877
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(8)	7,532	7,226,574
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(8)	2,771	2,900,791
6.84% to 9/13/33, 9/13/34(1)(8)	13,220	14,527,644

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Capital One Financial Corp., 4.20%, 10/29/25	$2,950	$ 2,946,024
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)	13,143	14,225,681
CI Financial Corp., 7.50%, 5/30/29(1)	15,323	16,175,004
Citadel LP, 6.375%, 1/23/32(1)	13,747	14,362,577
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	4,910	4,887,673
COPT Defense Properties LP, 2.90%, 12/1/33	9,166	7,538,106
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(8)	3,065	3,123,234
Enact Holdings, Inc., 6.25%, 5/28/29	14,085	14,622,802
EPR Properties:
3.60%, 11/15/31	2,925	2,658,662
3.75%, 8/15/29	6,374	6,071,819
4.95%, 4/15/28	6,923	6,912,223
Essent Group Ltd., 6.25%, 7/1/29	7,895	8,181,231
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(8)	4,372	4,436,005
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,578	1,624,148
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	17,346	15,417,964
6.75%, 3/15/54(1)	4,014	4,116,746
7.95%, 6/15/33(1)	356	403,447
7.95% to 7/15/29, 10/15/54(1)(8)	8,162	8,517,684
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	24,902	24,918,554
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	675	661,117
3.75%, 9/15/30(1)(7)	2,344	2,152,546
Healthpeak OP LLC, 5.375%, 2/15/35	9,938	10,035,084
Intact Financial Corp., 5.459%, 9/22/32(1)	3,800	3,893,046
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,225,587
8.248% to 11/21/32, 11/21/33(1)(8)	12,597	14,628,420
Jefferies Financial Group, Inc., 6.20%, 4/14/34	12,134	12,698,515
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(8)	12,457	12,769,151
5.581% to 4/22/29, 4/22/30(8)	25,567	26,552,567
5.766% to 4/22/34, 4/22/35(8)	5,550	5,833,064
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	11,471	11,174,053
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	5,068	4,924,479
5.75%, 6/15/35	9,714	9,831,745
Marex Group PLC, 6.404%, 11/4/29	11,615	11,960,635
MGIC Investment Corp., 5.25%, 8/15/28	694	694,026
Nuveen LLC, 5.85%, 4/15/34(1)	8,656	9,013,709
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(8)	2,810	2,897,307
6.875% to 10/20/33, 10/20/34(8)	4,000	4,473,171
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	11,092	10,290,979
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(8)	4,447	4,084,838
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Societe Generale SA: (continued)
6.10% to 4/13/32, 4/13/33(1)(8)	$3,804	$ 3,956,834
8.50% to 3/25/34(1)(8)(9)	7,629	7,987,122
Stifel Financial Corp., 4.00%, 5/15/30	3,572	3,435,361
Swedbank AB:
5.337%, 9/20/27(1)	1,575	1,607,394
6.136%, 9/12/26(1)	8,620	8,807,221
Synchrony Bank, 5.40%, 8/22/25	3,488	3,487,406
Synchrony Financial, 4.50%, 7/23/25	9,300	9,293,857
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	5,311	5,261,500
5.625%, 2/15/28	5,130	5,186,785
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(8)	3,629	3,724,045
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	2,935,654
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	13,487	14,119,635
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(8)	17,593	18,385,750
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(8)	6,618	6,752,313
UBS Group AG:
4.375% to 2/10/31(1)(7)(8)(9)	2,686	2,380,674
9.016% to 11/15/32, 11/15/33(1)(8)	2,382	2,945,990
9.25% to 11/13/33(1)(8)(9)	7,318	8,480,911
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(8)	6,576	6,542,376
5.459% to 6/30/30, 6/30/35(1)(8)	4,517	4,492,890
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(8)	13,317	13,664,770
		$774,297,881
Government - Multinational — 2.9%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$7,205	$7,284,465
4.25%, 3/13/34	14,385	14,429,103
European Investment Bank, 3.25%, 11/15/27	44,000	43,536,993
Inter-American Development Bank, 3.50%, 9/14/29	7,300	7,216,598
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	12,026,483
4.00%, 1/10/31	28,000	28,130,485
		$112,624,127
Industrial — 0.1%
Hexcel Corp., 5.875%, 2/26/35	$3,545	$3,608,474
		$3,608,474
Technology — 1.8%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	$7,000	$7,069,706
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	19,826	20,535,758
Intel Corp., 4.90%, 8/5/52	8,790	7,275,016
Kyndryl Holdings, Inc., 6.35%, 2/20/34(7)	14,620	15,626,410
Oracle Corp., 3.60%, 4/1/50	8,430	5,900,926
Playtika Holding Corp., 4.25%, 3/15/29(1)	7,783	7,070,272

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman, 9.625%, 12/1/32	$5,727	$ 6,460,452
		$ 69,938,540
Utilities — 0.3%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$2,429	$ 2,181,354
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,969,587
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(7)	3,000	3,206,652
8.625%, 3/15/33(1)(7)	2,500	2,681,366
		$13,038,959
Total Corporate Bonds (identified cost $1,180,614,189)		$1,194,513,201

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(10)	100,000	$ 5,066,000
Total Exchange-Traded Funds (identified cost $5,081,250)		$ 5,066,000

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 5,028,450
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	3,500	3,519,040
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,547,490

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	97,843	$ 1,271,959
Series A2, 6.375%	211,400	3,200,596
		$ 4,472,555
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	102,136	$ 2,095,831
		$ 2,095,831
Total Preferred Stocks (identified cost $10,509,717)		$ 6,568,386

Senior Floating-Rate Loans — 1.9%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.0%†
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	$1,831	$ 1,837,254
		$ 1,837,254
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$2,481	$ 2,485,313
Reworld Holding Corp.:
Term Loan, 11/30/28(14)	130	129,737
Term Loan, 11/30/28(14)	2,370	2,374,176
		$ 4,989,226
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$2,389	$2,392,490
		$2,392,490
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,481	$2,476,908
		$2,476,908
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$5,438	$5,450,014
		$5,450,014
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$5,436	$5,444,486
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	2,535	2,545,623
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	5,438	5,434,680
		$13,424,789
IT Services — 0.3%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$5,436	$5,465,053

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	$5,452	$ 5,476,988
		$ 10,942,041
Life Sciences Tools & Services — 0.0%†
Avantor Funding, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$322	$ 323,043
ICON Luxembourg SARL, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	752	757,477
PRA Health Sciences, Inc., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	187	188,726
		$ 1,269,246
Machinery — 0.2%
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$2,481	$2,483,868
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	5,339	5,358,797
		$7,842,665
Metals/Mining — 0.1%
Zekelman Industries, Inc., Term Loan, 6.563%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$2,475	$2,480,902
		$2,480,902
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$5,451	$5,463,006
		$5,463,006
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$2,475	$2,479,396
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	2,481	2,490,356
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,481	2,414,858
		$7,384,610
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$2,481	$2,482,063
		$2,482,063
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,677	$ 4,685,592
		$ 4,685,592
Total Senior Floating-Rate Loans (identified cost $73,118,358)		$ 73,120,806

Sovereign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)		Value
Germany — 0.9%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		12,000	$ 11,583,850
4.375%, 2/28/34		22,344	22,634,359
			$ 34,218,209
Romania — 0.2%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	6,700	$ 7,536,994
			$ 7,536,994
Total Sovereign Government Bonds (identified cost $41,283,456)			$ 41,755,203

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 761,840
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,736,235
New York City, NY, 5.206%, 10/1/31(15)	1,030	1,042,560
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,727,262
		$ 8,267,897
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$5,565	$ 5,469,273
Social Bonds, 2.484%, 6/1/27	3,980	3,859,193
Social Bonds, 2.534%, 6/1/28	4,980	4,757,663
Social Bonds, 2.584%, 6/1/29	2,715	2,554,334
Social Bonds, 2.984%, 6/1/33	3,060	2,712,142
Social Bonds, 3.034%, 6/1/34	2,195	1,910,062
		$21,262,667

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 999,121
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,252,245
Green Bonds, 2.184%, 9/1/31	1,985	1,759,986
Green Bonds, 2.264%, 9/1/32	1,780	1,547,433
Green Bonds, 2.344%, 9/1/33	1,945	1,657,160
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,895,487
Green Bonds, 1.701%, 5/1/31	1,925	1,680,898
		$11,792,330
Total Taxable Municipal Obligations (identified cost $45,856,404)		$41,322,894

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.738%, 8/1/25	$2,726	$ 2,721,298
3.435%, 8/1/34	3,105	2,801,107
3.485%, 8/1/35	1,745	1,559,064
3.535%, 8/1/36	929	822,516
3.585%, 8/1/37	3,215	2,823,042
3.635%, 8/1/38	657	572,610
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,078	1,027,839
2.36%, 10/15/29	892	859,997
3.52%, 9/20/32	3,373	3,287,037
Total U.S. Government Agencies and Instrumentalities (identified cost $18,425,761)		$16,474,510

U.S. Government Agency Mortgage-Backed Securities — 28.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,113	$ 1,022,844
5.00%, with various maturities to 2054	10,758	10,556,266
5.50%, with various maturities to 2054	32,779	32,838,769
6.00%, 6/1/53	1,161	1,185,305
Federal National Mortgage Association:
2.00%, 4/1/51	2,984	2,416,824
2.68%, 7/1/26	2,776	2,732,082
3.00%, with various maturities to 2049	6,508	5,719,564
4.00%, with various maturities to 2048	6,075	5,745,735
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.00%, with various maturities to 2055	$7,631	$ 7,489,035
5.50%, with various maturities to 2054	102,573	102,680,282
Government National Mortgage Association II:
2.50%, with various maturities to 2051	14,844	12,533,053
6.00%, with various maturities to 2053	10,570	10,857,956
6.50%, with various maturities to 2053	3,336	3,491,045
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	9,638	8,962,241
5.00%, 30-Year, TBA(16)	404,436	396,379,241
5.50%, 30-Year, TBA(16)	357,956	357,871,934
6.00%, 30-Year, TBA(16)	111,075	112,884,340
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,067,978,699)		$1,075,366,516

U.S. Treasury Obligations — 18.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$547	$ 269,868
2.25%, 8/15/46	2,604	1,706,739
2.25%, 2/15/52	443	270,732
2.50%, 2/15/45	12,174	8,574,110
3.625%, 5/15/53	10,110	8,249,128
4.00%, 11/15/42	190,820	174,145,612
4.00%, 11/15/52	19,701	17,236,329
4.25%, 2/15/54	583	531,440
4.50%, 2/15/36	106	108,795
4.50%, 2/15/44	26,182	25,306,539
4.50%, 11/15/54	12,099	11,533,750
4.75%, 2/15/45	3,310	3,293,450
U.S. Treasury Notes:
0.50%, 4/30/27	1,102	1,039,281
0.625%, 5/15/30	1,355	1,166,094
1.125%, 2/15/31	60	51,928
3.625%, 5/31/28	1,179	1,176,697
3.75%, 12/31/28	8,000	8,009,062
3.875%, 8/15/34	891	870,222
4.00%, 2/28/30	11,482	11,596,372
4.00%, 2/15/34	6,570	6,503,530
4.125%, 2/28/27	105,461	106,025,381
4.125%, 7/31/28	1,007	1,019,351
4.375%, 8/31/28	11,566	11,796,868
4.375%, 5/15/34	30,998	31,490,820
4.50%, 5/31/29	50,518	51,907,245
4.625%, 9/15/26	20,485	20,653,841
4.625%, 2/15/35	1,795	1,852,496
4.875%, 11/30/25	157,420	157,768,215

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.875%, 4/30/26	$25,700	$ 25,862,719
4.875%, 5/31/26	6,895	6,944,906
Total U.S. Treasury Obligations (identified cost $701,542,996)		$ 696,961,520

Short-Term Investments — 13.5%
Affiliated Fund — 13.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(17)	499,180,783	$ 499,180,783
Total Affiliated Fund (identified cost $499,180,783)		$ 499,180,783
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(18)	19,572,873	$ 19,572,873
Total Securities Lending Collateral (identified cost $19,572,873)		$ 19,572,873
Total Short-Term Investments (identified cost $518,753,656)		$ 518,753,656
Total Investments — 121.9% (identified cost $4,686,133,715)		$4,682,973,869
Other Assets, Less Liabilities — (21.9)%		$ (839,913,759)
Net Assets — 100.0%		$3,843,060,110

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,274,670,173 or 33.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(7)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $25,661,958 and the total market value of the collateral received by the Fund was $26,608,579, comprised of cash of $19,572,873 and U.S. government and/or agencies securities of $7,035,706.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $8,547,490, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(18)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	5,901,000	USD	3,837,385	Bank of America, N.A.	9/25/25	$53,178	$ —
BRL	53,847,000	USD	9,573,651	JPMorgan Chase Bank, N.A.	9/25/25	129,266	—
EGP	138,207,128	USD	2,699,358	BNP Paribas	9/25/25	—	(325)
EGP	138,207,129	USD	2,707,290	BNP Paribas	9/25/25	—	(8,257)
EGP	212,814,516	USD	4,170,380	JPMorgan Chase Bank, N.A.	9/25/25	—	(14,348)
EUR	3,117,000	USD	3,633,848	Bank of America, N.A.	9/25/25	58,417	—
HUF	1,344,866,000	USD	3,865,409	Bank of America, N.A.	9/25/25	81,055	—
JPY	551,812,000	USD	3,842,124	Bank of America, N.A.	9/25/25	26,337	—
KRW	5,190,033,000	USD	3,831,414	Bank of America, N.A.	9/25/25	24,528	—
MXN	184,886,000	USD	9,614,825	Bank of America, N.A.	9/25/25	150,075	—
USD	3,876,825	CAD	5,298,108	BNP Paribas	9/25/25	—	(30,351)
USD	20,169,709	EUR	17,398,839	BNP Paribas	9/25/25	—	(440,217)
						$522,856	$(493,498)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	27	Long	9/30/25	$5,616,633	$15,968
U.S. 5-Year Treasury Note	5,426	Long	9/30/25	591,434,000	7,072,003
U.S. 10-Year Treasury Note	1,496	Long	9/19/25	167,739,000	3,035,233
U.S. Long Treasury Bond	343	Long	9/19/25	39,605,781	1,457,941
U.S. Ultra-Long Treasury Bond	612	Long	9/19/25	72,904,500	2,863,107
U.S. Ultra 10-Year Treasury Note	(391)	Short	9/19/25	(44,677,859)	(890,558)
					$13,553,694
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EGP	– Egyptian Pound
EUR	– Euro

HUF	– Hungarian Forint
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $512,794,273, which represents 13.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,382,900	$ 2,693,460	$ —	$ —	$(10,360)	$ 5,066,000	$ 131,053	100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,068,950	—	—	—	(40,500)	5,028,450	187,500	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,552,710	—	—	—	(33,670)	3,519,040	131,250	$3,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	181,877,046	1,350,094,915	(1,032,791,178)	—	—	499,180,783	12,022,475	499,180,783
Total				$ —	$(84,530)	$512,794,273	$12,472,278

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$462,479,554	$ —	$462,479,554
Collateralized Mortgage Obligations	—	204,410,847	—	204,410,847
Commercial Mortgage-Backed Securities	—	318,463,259	—	318,463,259
Convertible Bonds	—	19,170,027	—	19,170,027
Corporate Bonds	—	1,194,513,201	—	1,194,513,201
Exchange-Traded Funds	5,066,000	—	—	5,066,000
High Social Impact Investments	—	8,547,490	—	8,547,490
Preferred Stocks	6,568,386	—	—	6,568,386
Senior Floating-Rate Loans	—	73,120,806	—	73,120,806
Sovereign Government Bonds	—	41,755,203	—	41,755,203
Taxable Municipal Obligations	—	41,322,894	—	41,322,894
U.S. Government Agencies and Instrumentalities	—	16,474,510	—	16,474,510
U.S. Government Agency Mortgage-Backed Securities	—	1,075,366,516	—	1,075,366,516
U.S. Treasury Obligations	—	696,961,520	—	696,961,520
Short-Term Investments:
Affiliated Fund	499,180,783	—	—	499,180,783
Securities Lending Collateral	19,572,873	—	—	19,572,873
Total Investments	$530,388,042	$4,152,585,827	$ —	$4,682,973,869
Forward Foreign Currency Exchange Contracts	$ —	$522,856	$ —	$522,856
Futures Contracts	14,444,252	—	—	14,444,252
Total	$544,832,294	$4,153,108,683	$ —	$4,697,940,977
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(493,498)	$ —	$(493,498)
Futures Contracts	(890,558)	—	—	(890,558)
Total	$(890,558)	$(493,498)	$ —	$(1,384,056)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.